Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and nonPEO NEOs, as well as Company performance for the fiscal years listed below.
Year	Summary Compensation Table Total for H. Lynn Harton ($)(1)	Compensation Actually Paid to H. Lynn Harton ($)(1)(2)(3)	Average Summary Compensation Table Total for NonPEO NEOs ($)(1)	Average Compensation Actually Paid to NonPEO NEOs ($)(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Return on Average Assets(5)
					TSR ($)	Peer Group TSR ($)
2025	$6,188,713	$6,064,365	$2,026,833	$1,916,932	$128	$131	$328	1.17%
2024	4,919,248	5,167,743	1,637,367	1,658,142	128	127	252	1.09
2023	3,740,470	2,896,904	1,244,360	946,213	112	116	188	0.90
2022	2,538,380	2,891,751	921,908	1,017,383	125	121	277	1.22
2021	3,015,446	4,424,072	1,136,941	1,494,952	129	133	270	1.42
(1)
In each of the years in question, Mr. Harton was our PEO and the remaining NEOs consisted of Messrs. Harralson, Bradshaw, and Edwards and Ms. Davis Lux.

(2)
Compensation Actually Paid is calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total Compensation, adjusted as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts set forth in the Stock Awards column of the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column are the amounts set forth in the Change in Pension Value column in the Summary Compensation Table and Nonqualified Deferred Compensation Earnings column in the Summary Compensation Table, if applicable. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Year	Summary Compensation Table Total for H. Lynn Harton ($)	Exclusion of Change in Pension Value for H. Lynn Harton ($)	Exclusion of Stock Awards for H. Lynn Harton ($)	Inclusion of Pension Service Cost for H. Lynn Harton ($)	Inclusion of Equity Values for H. Lynn Harton ($)*	Compensation Actually Paid to H. Lynn Harton ($)
2025	$6,188,713	$(42,144)	$(2,723,792)	$185,164	$2,456,424	$6,064,365
Year	Average Summary Compensation Table Total for NonPEO NEOs ($)	Average Exclusion of Change in Pension Value for NonPEO NEOs ($)	Average Exclusion of Stock Awards for NonPEO NEOs ($)	Average Inclusion of Pension Service Cost for NonPEO NEOs ($)	Average Inclusion of Equity Values for NonPEO NEOs ($)*	Average Compensation Actually Paid to NonPEO NEOs ($)
2025	$2,026,833	$(105,572)	$(579,575)	$52,571	$522,675	$1,916,932
*
The amounts in the Inclusion of Equity Values in the two preceding tables are derived from the amounts set forth in the following tables. During 2025, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for H. Lynn Harton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for H. Lynn Harton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for H. Lynn Harton ($)	Total – Inclusion of Equity Values for H. Lynn Harton ($)
2025	$2,508,157	$(87,330)	$35,597	$2,456,424
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for NonPEO NEOs ($)	Total – Average Inclusion of Equity Values for NonPEO NEOs ($)
2025	$533,675	$(19,524)	$8,524	$522,675
(4)
The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW Nasdaq Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined return on average assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and NonPEO NEOs in 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote	(1) In each of the years in question, Mr. Harton was our PEO and the remaining NEOs consisted of Messrs. Harralson, Bradshaw, and Edwards and Ms. Davis Lux.
Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW Nasdaq Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,188,713	$ 4,919,248	$ 3,740,470	$ 2,538,380	$ 3,015,446
PEO Actually Paid Compensation Amount	$ 6,064,365	5,167,743	2,896,904	2,891,751	4,424,072
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts set forth in the Stock Awards column of the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column are the amounts set forth in the Change in Pension Value column in the Summary Compensation Table and Nonqualified Deferred Compensation Earnings column in the Summary Compensation Table, if applicable. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Year	Summary Compensation Table Total for H. Lynn Harton ($)	Exclusion of Change in Pension Value for H. Lynn Harton ($)	Exclusion of Stock Awards for H. Lynn Harton ($)	Inclusion of Pension Service Cost for H. Lynn Harton ($)	Inclusion of Equity Values for H. Lynn Harton ($)*	Compensation Actually Paid to H. Lynn Harton ($)
2025	$6,188,713	$(42,144)	$(2,723,792)	$185,164	$2,456,424	$6,064,365
*
The amounts in the Inclusion of Equity Values in the two preceding tables are derived from the amounts set forth in the following tables. During 2025, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for H. Lynn Harton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for H. Lynn Harton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for H. Lynn Harton ($)	Total – Inclusion of Equity Values for H. Lynn Harton ($)
2025	$2,508,157	$(87,330)	$35,597	$2,456,424

Non-PEO NEO Average Total Compensation Amount	$ 2,026,833	1,637,367	1,244,360	921,908	1,136,941
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,916,932	1,658,142	946,213	1,017,383	1,494,952
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts set forth in the Stock Awards column of the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column are the amounts set forth in the Change in Pension Value column in the Summary Compensation Table and Nonqualified Deferred Compensation Earnings column in the Summary Compensation Table, if applicable. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Year	Average Summary Compensation Table Total for NonPEO NEOs ($)	Average Exclusion of Change in Pension Value for NonPEO NEOs ($)	Average Exclusion of Stock Awards for NonPEO NEOs ($)	Average Inclusion of Pension Service Cost for NonPEO NEOs ($)	Average Inclusion of Equity Values for NonPEO NEOs ($)*	Average Compensation Actually Paid to NonPEO NEOs ($)
2025	$2,026,833	$(105,572)	$(579,575)	$52,571	$522,675	$1,916,932
*
The amounts in the Inclusion of Equity Values in the two preceding tables are derived from the amounts set forth in the following tables. During 2025, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for NonPEO NEOs ($)	Total – Average Inclusion of Equity Values for NonPEO NEOs ($)
2025	$533,675	$(19,524)	$8,524	$522,675

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
The financial performance metrics outlined below are those the Company deemed most significant in connecting the Compensation Actually Paid to our NEOs for 2025 with the Company’s overall performance (presented without any particular order of importance):
•
Pre-tax, pre-provision operating return on average assets

•
Operating earnings per share

•
Revenue Growth

•
Core return on average assets

•
Increase on tangible book value per share plus dividends

•
Relative total shareholder return

Total Shareholder Return Amount	$ 128	128	112	125	129
Peer Group Total Shareholder Return Amount	131	127	116	121	133
Net Income (Loss)	$ 328,000,000	$ 252,000,000	$ 188,000,000	$ 277,000,000	$ 270,000,000
Company Selected Measure Amount	1.17	1.09	0.9	1.22	1.42
PEO Name	Mr. Harton
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the two preceding tables are derived from the amounts set forth in the following tables. During 2025, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for H. Lynn Harton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for H. Lynn Harton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for H. Lynn Harton ($)	Total – Inclusion of Equity Values for H. Lynn Harton ($)
2025	$2,508,157	$(87,330)	$35,597	$2,456,424
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for NonPEO NEOs ($)	Total – Average Inclusion of Equity Values for NonPEO NEOs ($)
2025	$533,675	$(19,524)	$8,524	$522,675

Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax, pre-provision operating return on average assets
Non-GAAP Measure Description
(5)
We determined return on average assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and NonPEO NEOs in 2025. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating earnings per share
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Core return on average assets
Measure:: 5
Pay vs Performance Disclosure
Name	Increase on tangible book value per share plus dividends
Measure:: 6
Pay vs Performance Disclosure
Name	Relative total shareholder return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (42,144)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,164
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,723,792)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,456,424
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,508,157
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,330)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,597
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,572)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,571
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(579,575)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	522,675
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	533,675
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,524)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,524